Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Stockholders' Equity [Abstract]
Income taxes, unrealized gain on available for sale securities	$ 1,752	$ (717)	$ 1,209
Other-than-temporary loss recognized in earnings		246
Income taxes, reclassification adjustment for Loss included in net income	(132)	259	2,140
Income taxes, change in unrealized gain (loss) on available for sale securities	$ 1,884	$ (729)	$ (931)